Revision of Previously Issued Financial Statements (Details)	6 Months Ended
Jun. 30, 2021
Restatement Of Previously Issued Financial Statements [Abstract]
Revaluated accounting treatment, description	As a result of the SEC Statement, the Company reevaluated the accounting treatment of (i) the 8,494,567 Public Warrants, (ii) the 5,397,828 Private Placement Warrants, and (iii) the Forward Purchase Warrants (See Note 4, Note 5 and Note 8).